Note 14 - Warrants	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
14.	WARRANTS

The following table reflects the continuity of warrants:

	Historical	Number of
	Average Exercise	Warrants/	Historical
	Price	Compensation options	Fair value

Balance, January 1, 2017	$0.79	8,369,233	$2,013,747
Warrants issued	0.39	34,800,000	5,985,378
Warrants and compensation warrants exercised	(0.51)	(3,794,412)	(901,417)
Expired	(1.02)	(4,574,821)	(1,112,330)
Balance, December 31, 2017	0.39	34,800,000	5,985,378
Fair value of warrants issued on public offering	0.58	12,545,350	2,286,426
Historical fair value assigned to warrants exercised	0.39	(2,600,500)	(447,270)
Fair value of compensation options issued to brokers	0.43	1,505,442	479,204
Balance, December 31, 2018	0.44	46,250,292	8,303,738
Fair value of warrants issued as cost of debt financing	0.27	3,289,500	221,620
Balance, December 31, 2019	$0.43	49,539,792	$8,525,358